Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 18, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Contributions to profit sharing retirement plan		$ 4.6	$ 5.0	$ 4.3
Contributions to the Compensation Plan by the employer		3.0	$ 2.7
Contributions to the Compensation Plan by the employer in fiscal year 2020		$ 3.0
2018 Employee Stock Purchase Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of maximum employee subscription rate on base pay	15.00%
Common stock authorized for issuance under the Plan	2,000,000
2018 Employee Stock Purchase Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Common stock discount percentage from the fair market value	90.00%